Madison Mosaic Funds
Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, Arizona  85258
480-443-9537

February 2, 2011

Filed Electronically

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:  Madison Mosaic Government Money Market
        Filing Pursuant to Reg. 230.497(j)
        Registration No. 2-63713; File No. 811-2910

Dear Sir or Madam:

This is to certify that the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

Respectfully submitted,

(signature)

W. Richard Mason
Chief Compliance Officer
Madison Mosaic Government Money Market